Reporting and Accounting Policies - Supplemental Cash Flow Information, non-cash activity (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other Significant Noncash Transactions [Line Items]
Operating lease liabilities	$ 96	$ 114	$ 36
Series B Preferred Stock
Other Significant Noncash Transactions [Line Items]
Dividends Payable and Excise Taxes on Redemption	3	0	13
Common equities
Other Significant Noncash Transactions [Line Items]
Dividends payable	$ 2,695	$ 498	$ 58